Convertible Notes Payable (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 14, 2019	Jan. 14, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 15, 2020	Apr. 30, 2019
Debt Instrument [Line Items]
Repayments of convertible notes payable							$ 87,778	$ 87,778
Debt principal amount										$ 269,262
Accrued interest				$ 80,481		80,481		35,462
Interest expense on notes payable				1,843	$ 1,843	5,488	3,065	4,907	0
Discount on debt			$ 775,892	1,051,382		1,051,382		635,333	635,333	$ 792,392
Beneficial conversion feature			$ 17,041
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of convertible notes payable	$ 87,778
Debt principal amount	65,000
Prepayment penalty	20,257							20,257
Accrued interest	$ 2,522
Convertible notes payable current								0	0
Interest expense on notes payable								87,778	0
Power Up Lending Group Ltd. [Member]
Debt Instrument [Line Items]
Note term		1 year
Note convertible percentage		61.00%
Note default interest rate		22.00%
Power Up Lending Group Ltd. [Member] | Minimum [Member]
Debt Instrument [Line Items]
Note pre-payment percentage		115.00%
Power Up Lending Group Ltd. [Member] | Maximum [Member]
Debt Instrument [Line Items]
Note pre-payment percentage		140.00%
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member]
Debt Instrument [Line Items]
Convertible promissory note issued		$ 65,000
Note bears interest rate		12.00%
Outstanding shares of common stock percentage		4.99%
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Note bears interest rate											6.00%
Note Exchange Agreement [Member] | Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Note bears interest rate	12.00%
Note Exchange Agreement [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Note bears interest rate	6.00%
Outstanding shares of common stock percentage	4.99%
Debt principal amount	$ 805,000
Interest expense on notes payable								169,668
Discount on debt	$ 805,000							635,333
Conversion price per share	$ 0.10
Beneficial conversion feature	$ 805,000
Note Exchange Agreement [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Simple interest expense				$ 11,191	$ 0	$ 34,452	$ 87,779	$ 30,568